SHARE CAPITAL AND OTHER RESERVES (Details)				12 Months Ended
	Aug. 07, 2020 $ / shares shares	May 20, 2020 shares	Jun. 26, 2019 USD ($) $ / shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2020 EUR (€) shares	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 21, 2018 $ / shares	Mar. 16, 2018 $ / shares shares	Mar. 15, 2018 USD ($) $ / shares
Changes in equity [Abstract]
Share capital | $				$ 12,000		$ 12,000					$ 12,000
Number of shares authorized (in shares)				108,058,003		107,478,212
Par value per share (in dollars per share) | $ / shares				$ 0.000111651		$ 0.000111651			$ 0.000111650536
Series A will convert to Series C, number of shares (in shares)				1	1
Series B will convert to Series C, number of shares (in shares)				1
Class B will convert to Class A, number of shares (in shares)				1
Additional paid-in capital | $				$ 96,207,000		$ 96,207,000		$ 96,207,000
Redemption of senior preferred shares | $				0		5,972,000	$ 0
Sale of subsidiary | $						(27,594,000)	$ 5,431,000
Accumulated deficit | $				(109,527,000)		$ (117,176,000)
The Resource Group International Limited [Member]
Changes in equity [Abstract]
License fee for IP				$ 12	€ 10
IPO [Member] | Subsequent Events [Member]
Changes in equity [Abstract]
Par value per share (in dollars per share) | $ / shares	$ 19
Number of shares issued (in shares)	4,761,905
IPO [Member] | Subsequent Events [Member] | The Resource Group International Limited [Member]
Changes in equity [Abstract]
Number of shares issued (in shares)	1,190,476
Bottom of Range [Member]
Changes in equity [Abstract]
Series C will convert to Class A, number of shares (in shares)				1
Preference Shares [Member]
Changes in equity [Abstract]
Share capital | $								$ 475
Number of shares authorized (in shares)				2,873,045				4,749,861		4,254,221.39
Par value per share (in dollars per share) | $ / shares								$ 0.0001		$ 0.000111650536
Number of shares redeemed (in shares)						459,325
Share price (in dollars per share) | $ / shares						$ 13.9
Redemption of senior preferred shares | $						$ 5,972,000
Reduction of interest of issued capital | $						400,000
Sale of subsidiary | $						$ 14,028,000
Common Shares [Member]
Changes in equity [Abstract]
Share capital | $								$ 775
Number of shares authorized (in shares)				104,605,167				7,750,141		103,223,990.46
Par value per share (in dollars per share) | $ / shares								$ 0.0001		$ 0.000111650536	$ 0.0001
Series A Convertible Preference Shares [Member]
Changes in equity [Abstract]
Number of shares authorized (in shares)				1		1
Par value per share (in dollars per share) | $ / shares									0.000111650536
Proceeds from sale of assets, in event of voluntary or involuntary liquidation, dissolution or winding-up of Holding Company | $				$ 9,500,000
Series A Convertible Preference Shares [Member] | IPO [Member] | Subsequent Events [Member]
Changes in equity [Abstract]
Number of shares issued (in shares)	17,690,813
Number of shares converted to Class A shares (in shares)	14,119,384
Additional number of shares in offering (in shares)	3,571,429
Series A Convertible Preference Shares [Member] | Bottom of Range [Member]
Changes in equity [Abstract]
First priority dividends to be declared or paid in event of distribution from Series A | $				$ 9,500,000
Series B Convertible Preference Shares [Member]
Changes in equity [Abstract]
Number of shares authorized (in shares)				12,512,994		12,512,994
Par value per share (in dollars per share) | $ / shares									0.000111650536
Number of shares issued (in shares)				11,083,691.3814
Number of shares outstanding (in shares)				11,083,691.3814
Proceeds from sale of assets, in event of voluntary or involuntary liquidation, dissolution or winding-up of Holding Company | $				$ 53,500,000
Series C Convertible Preference Shares [Member]
Changes in equity [Abstract]
Number of shares authorized (in shares)				12,639,389		12,639,389
Par value per share (in dollars per share) | $ / shares			$ 0.0001						0.000111650536
Number of shares issued (in shares)				111,986.4786
Number of shares outstanding (in shares)				111,986.4786
Proceeds from sale of assets, in event of voluntary or involuntary liquidation, dissolution or winding-up of Holding Company | $			$ 86,200,000	$ 86,200,000
Waived amount due to transfer of shares to parent company | $			$ 47,900,000	$ 47,900,000
Class A Common Shares [Member]
Changes in equity [Abstract]
Number of shares authorized (in shares)				79,766,504		79,766,504
Par value per share (in dollars per share) | $ / shares									0.000111650536
Number of shares issued (in shares)				0
Number of shares outstanding (in shares)				0
Class B Common Shares [Member]
Changes in equity [Abstract]
Number of shares authorized (in shares)				3,139,114		2,559,323
Par value per share (in dollars per share) | $ / shares									$ 0.000111650536
Number of shares issued (in shares)				1,841,660
Increase (decrease) in number of shares authorized (in shares)		579,971
Series B and C Convertible Stock [Member]
Changes in equity [Abstract]
Proceeds from sale of assets, in event of voluntary or involuntary liquidation, dissolution or winding-up of Holding Company | $				$ 139,700,000
Proceeds from sale of stock, in event of liquidation | $				$ 139,700,000